General (Details) - Schedule of reconciliation of cash, cash equivalents, and restricted cash - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of cash, cash equivalents, and restricted cash [Abstract]
Cash and cash equivalents	$ 690	$ 1,500
Restricted cash	624	1,180	$ 2,389
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$ 1,314	$ 2,680